DEBT - Summary of short-term and long-term debt (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Short-term debt:
Short-term bank borrowings	¥ 103,552		¥ 116,376
Long-term bank borrowings, current portion			219,121
Other short-term payable	6,545		223,208
Short-term debt	110,097	$ 15,477	558,705
Long-term debt:
Long-term bank borrowings,non-current portion			175,534
Other long term payable			25,507
Long-term debt			201,041
Short-term and long-term debt	¥ 110,097		¥ 759,746